Annual Total Returns (Vanguard Target Retirement 2020 Fund - Investor Shares Participant) (Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2020 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Annual Total Return
2013	15.85%
2012	12.35%
2011	0.60%
2010	13.12%
2009	23.10%
2008	(27.04%)
2007	7.52%